DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 1 - DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Christals Acquisition, LLC, a Delaware limited liability company, was formed in January 2012 to acquire existing limited liability companies operating retail stores in the sexual health and wellness category. The financial statements of Christals Acquisition, LLC and Subsidiaries (“the Company”) include the following fully owned subsidiaries: Peekay Acquisition, LLC, Peekay SPA, LLC; ZJ Gift F-2, LLC, ZJ Gift F-3, LLC, ZJ Gifts F-4, LLC, ZJ Gifts F-5, LLC, ZJ Gifts F-6, LLC, ZJ Gifts I-1, LLC, ZJ Gifts M-1, LLC, ZJ Gifts M-2, LLC, and ZJ Gifts M- 3, LLC, which operate stores in Iowa, Texas and Tennessee under the Christals brand; and Peekay, Inc., ConRev, Inc., Condom Revolution, Inc. and Charter Smith Sanhueza Retail, Inc., which operate stores in Washington, Oregon and California under the Lovers, ConRev and A Touch of Romance brands.

Basis of Presentation – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. During 2013 and 2014, the Company incurred net losses of $2,577,263 and $4,151,367, respectively, largely as a result of interest expense on its outstanding debt of $6.6 million annually, which exceeds the operating profits generated through the operations of its business. Approximately $38.2 million in senior secured debt matures on December 31, 2015, and the Company does not have the resourced necessary to pay this debt as it comes due.

The ability of the Company to continue its operations and execute its business plan is dependent on its ability to refinance this debt and/or to raise sufficient capital to pay this debt and other obligations as they come due (or are extended through a refinancing) and to provide sufficient capital to operate its business as contemplated. Management is in the process of exploring refinancing options, and raising additional equity capital through either private, public market or PIPE transactions.

These factors, amount others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.